Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED
Entity Central Index Key	0000788784
Amendment Flag	false
EBP 003
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED
Entity Central Index Key	0000788784
Amendment Flag	false